Document and Entity Information	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Current Fiscal Year End Date	--12-31
Entity Registrant Name	GH Research PLC
Entity Central Index Key	0001855129